Annual Fund Operating Expenses - Institutional - Vanguard Inflation-Protected Securities Fund - Institutional Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.07%